UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ];          Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Raiff Partners, Inc.
Address:                  152 West 57th Street
                          New York, NY  10019

Form 13F File Number:     28-5866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Sheldon Brody
Title:     Chief Financial Officer
Phone:     212-247-6509

Signature, Place and Date of Signing:

  /s/ Sheldon Brody         New York, NY      February 13, 2012
----------------------    ----------------    -----------------

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None

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                             FORM 13F SUMMARY PAGE
Raiff Partners, Inc.
28-5866

Report Summary:

Number of other Included Managers:                              3
Form 13F Information Table Entry Total:                        24
Form 13F Information Table Value Total:      $ 93,139 (thousands)

List of Other Included Managers:

No.    Form 13F File No.     Name
---    -----------------     ----

01     28-5534               Centurion Advisors, L.P.
02     28-5414               Centurion Investment Group, L.P.
03     28-7106               Centurion Investors, LLC

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
                                                             FORM 13F AS OF 12/31/11
                                                  REPORTING MANAGER: RAIFF PARTNERS, INC.
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Column 1                                Column 2     Column 3   Column 4           Column 5  Column 6   Column 7  Column 8

                                                             Fair Market Shares or
                                         Title       Cusip      Value    Principal SH/ PUT/ Investment  Other     Voting Authority
Name of Issuer                          of Class     Number    x $1,000    Amount  PRN CALL Discretion Managers   Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CAPITAL AGENCY CORP             CS         02503X105     3,650   130,000  SH         DEFINED   1,2,3   130,000
APPLE INC                                CS         037833100    20,048    49,500  SH         DEFINED   1,2,3    49,500
ARES CAPITAL CORP                        CS         04010L103     1,545   100,000  SH         DEFINED   1,2,3   100,000
BARCLAYS LTD.PREFERRED A                 SP ADR     06739H776     1,293    65,400  SH         DEFINED   1,2,3    65,400
BP P L C SPONSORED ADR                   SP ADR     055622104     4,274   100,000  SH         DEFINED   1,2,3   100,000
CABLEVISION SYS CORP                     CL A       12686C109     3,555   250,000  SH         DEFINED   1,2,3   250,000
CAPSTEAD MORTGAGE PREFD B                PFD B      14067E308       566    39,144  SH         DEFINED   1,2,3    39,144
CENTURYLINK INC                          CS         156700106     9,858   265,000  SH         DEFINED   1,2,3   265,000
COMVERSE TECHNOLOGY INC                  CS         205862402         9     1,254  SH         DEFINED   1,2,3     1,254
CREDIT SUISSE HIGH YIELD                 SH BEN
  BOND FUND                              INT        22544F103     1,037   360,000  SH         DEFINED   1,2,3   360,000
KKR FINANCIAL HOLDINGS LLC               CS         48248A306     2,619   300,000  SH         DEFINED   1,2,3   300,000
LILLY ELI& CO.                           CS         532457108     2,494    60,000  SH         DEFINED   1,2,3    60,000
LIZ CLAIBORNE                            CS         539320101     2,158   250,000  SH         DEFINED   1,2,3   250,000
MERCK & CO. INC                          CS         58933Y105     2,262    60,000  SH         DEFINED   1,2,3    60,000
MERCURY GENERAL CORP                     CS         589400100     1,916    42,000  SH         DEFINED   1,2,3    42,000
MEREDITH CORP                            CS         589433101     1,469    45,000  SH         DEFINED   1,2,3    45,000
NEW AMERICA HIGH INCOME FUND INC         CS         641876800     1,532   150,000  SH         DEFINED   1,2,3   150,000
OLD REPUBLIC INTL CORP                   CS         680223104       742    80,000  SH         DEFINED   1,2,3    80,000
PFIZER INC                               CS         717081103     2,164   100,000  SH         DEFINED   1,2,3   100,000
POWERSHARES FINANCIALS PRFD PORTFOLIO    PFD PTFL   73935X229       806    50,000  SH         DEFINED   1,2,3    50,000
REGAL ENTERTAINMENT GROUP  CLASS A       CL A       758766109     8,955   750,000  SH         DEFINED   1,2,3   750,000
SEADRILL,LTD                             CS         G7945E105     4,313   130,000  SH         DEFINED   1,2,3   130,000
SPDR BARCLAYS CAPITAL HI YLD ETF         YLD ETF    78464A417     6,152   160,000  SH         DEFINED   1,2,3   160,000
SUPERVALU INC                            CS         868536103     2,680   330,000  SH         DEFINED   1,2,3   330,000
WINDSTREAM CORP                          CS         97381W104     7,044   600,000  SH         DEFINED   1,2,3   600,000


TOTAL PORTFOLIO                                                  93,139

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